Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
Schedule of marketable securities classified as available-for-sale securities

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,274	3	(19)	$1,258
Government debentures	$1,157	-	(368)	$789
Corporate debentures	$16,307	$13	$(1,554)	$14,766
	18,738	$16	$(1,941)	$16,813

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Realized Losses	Fair Value

Mutual funds	$1,252	22	-	$-	$1,274
Government debentures	$1,894	23	-	$(9)	$1,908
Corporate debentures	$15,617	$24	$(228)	$(131)	$15,282
	18,763	$69	$(228)	$(140)	$18,464

Schedule of marketable securities by contractual maturities
December 31, 2022
(in thousands)
Within one year	200
After one year through five years	3,323
After 5 years through 10 years	2,978
After 10 years	980
7,481

Schedule of fair value and gross unrealized losses of marketable securities
	December 31, 2022		December 31, 2021
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	1,258	(19)	-	-
Government debentures	789	(368)	11,409	(215)
Corporate debentures	3,308	(315)	-	-
Total	5,355	(702)	11,409	(215)
	December 31, 2022		December 31, 2021
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	-	-	-	-
Government debentures	-	-	-	-
Corporate debentures	10,447	(1,239)	423	(13)
Total	10,447	(1,239)	423	(13)